Stock Options (Details 1) (USD $)	3 Months Ended		9 Months Ended		193 Months Ended	12 Months Ended		184 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	Aug. 31, 2013 us-Selling, General and Administrative Expenses [Member]	Aug. 31, 2012 us-Selling, General and Administrative Expenses [Member]	Aug. 31, 2013 us-Selling, General and Administrative Expenses [Member]
Stock Compensation Expense net of reversals:
SG&A - expense	$ 237,577	$ 51,165	$ 517,149	$ 284,806	$ 8,388,786	$ 324,230	$ 205,098	$ 2,405,499
SG&A - income due to forfeitures			(356,973)	(10,075)	(5,773,611)
Net stock compensation cost	$ 237,577	$ 51,165	$ 160,176	$ 274,731	$ 2,615,175